Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Summary of Activity	A summary of activity during the six months ended June 30, 2024 is as follows:
	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2023	6,597,500	$1.86	3.39
Grants	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance as of June 30, 2024	6,597,500	$1.86	2.90

Schedule of the Estimated Fair Values of the Stock Options	For the six months ended June 30, 2023, the estimated fair values of the stock options are as follows:
June 30,
2023
Exercise price	$4.78 - 7.02
Expected term	5.25 - 7.00 years
Expected average volatility	70% - 76%
Expected dividend yield	-
Risk-free interest rate	3.48% - 4.27%

Schedule of Summary of Activity	A summary of activity during the six months ended June 30, 2024 follows:
	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2023	2,727,150	$6.89	8.44
Grants	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Expiry	-	-	-
Balance as of June 30, 2024	2,727,150	$6.89	7.89

Exercisable as of June 30, 2024	1,958,775	$6.48	7.57
Expect to vest	768,375	$7.76	2.22
A summary of activity during the six months ended June 30, 2023 follows:
	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	312,500	5.06	10.00
Exercised	-	-	-
Forfeited	(27,592)	6.88	-
Expired	-	-	-
Balance as of June 30, 2023	2,679,058	$6.97	8.80

Exercisable as of June 30, 2023	1,567,950	$5.95	8.40